Convertible Preferred Stock, Common Stock and Warrants (Detail 3)	12 Months Ended
Dec. 31, 2014 USD ($)
Fair Value Disclosures [Abstract]
Fair value on acquisition	$ 567,885
Change in fair value	(475,422)
Fair value - end of year	$ 92,463